Purisima Funds
Semi-Annual Report (unaudited)
February 29, 2000

THE PURISIMA TOTAL RETURN FUND
THE PURISIMA PURE AMERICAN FUND
THE PURISIMA PURE FOREIGN FUND

Table of Contents


The Purisima Fund Family                                      2

     A Letter to Our Shareholders                             3

     Schedule of Investments                                  6

     Statements of Assets and Liabilities                    14

     Statements of Operations                                15

     Statement of Changes in Net Assets                      16

     Financial Highlights                                    19

     Notes to Financial Statements                           21

     Change in Certifying Accountant                         25

The Purisima Fund Family

     Fisher Investments manages over $5 billion for large institutions and high-net-worth individuals. We built our business by offering personal service, a history of performance and generally low fees to large investors. We create domestic, foreign and global portfolios for our clients. Yet, few investors have the over $500,000 necessary to build a customized portfolio of stocks. That's why we created the Purisima Mutual Funds.

     These Mutual Funds allow us to pool the money of many investors together any buy enough stocks to create a diversified portfolio, while also having sufficient assets under management to keep costs relatively low. Our funds are made up of what we believe are three ideal portfolios: domestic, foreign and global. Purisima Pure American is composed of securities we believe will most likely appreciate. Purisima Pure Foreign contains those foreign securities we think are the best investments. Purisima Total Return has a portfolio that contains both foreign and domestic securities.

     PURE AMERICAN. Many investors, large and small, simply don't want to own foreign stocks. They wish to avoid the political and economic issues of foreign countries or the currency risk involved in overseas investments. Fisher Investments satisfies the desire for a handpicked U.S. only portfolio by offering the Purisima Pure American Fund, which invests only in American securities and seeks to consistently beat the S&P 500 stock index.

     PURE FOREIGN. Some investors like to pick their own U.S. stocks, but don't feel comfortable selecting foreign ones. Yet, they want the advantages of global diversification that requires owning foreign securities. Pure Foreign allows them to obtain this foreign diversification, which may help lower the volatility and risks of their entire investment portfolio. The Purisima Pure Foreign Fund owns only the foreign securities Fisher Investments believes will most likely appreciate and, by combining it with a U.S. portfolio, investors can create a complete global portfolio.

     TOTAL RETURN. This fund combines our top U.S. and foreign security picks in one mutual fund. We believe the Purisima Total Return Fund is the single best way for small investors to manage their money. Through global diversification targeted at securities we anticipate will outpace the market, it strives for a high total return, while seeking to achieve a reduced level of risk, as many large investors have sought from Fisher Investments.

                               SHAREHOLDER LETTER

We are pleased to bring you the semi-annual report for the Purisima Funds for the six-month period ended February 29, 2000. During the reporting period we continued to pursue our investment objective of seeking a high total return for our shareholders.

DOMESTIC OVERVIEW

Y2K did not prove to be calamitous, and we were rewarded by staying fully invested in equities as the US stock market surged ahead late in 1999. However, the Pure American Fund was disappointing relative to its benchmark, the S&P 500, due to two primary factors. First, the positive move in the domestic market was mostly limited to a narrow group of stocks concentrated in the Technology sector. Our Tech holdings participated in the extraordinary move, but a modest underweight to this sector and little exposure to pure-play Internet stocks detracted from our relative performance. In contrast, areas in which we were overweighted, Healthcare and Communication Services, were generally depressed.

Second, small cap stocks staged a sharp resurgence after years of underperforming their large cap brethren. Our focus on supercaps hurt during the period, but our conviction to the underlying strategy of keeping our US portfolio bigger than the market remains intact. We feel a shift to small cap this late in our aged bull market would be both dangerous and unjustified.

Although we are not bearish, our expectations for the US market are more modest than any time in the past five years. A massive shift in sentiment from trepidation to bullishness, especially among professional market forecasters, causes us pause. Where in recent years forecasters have predicted below historical average returns, expectations have now risen to more lofty levels.

The professional forecasting world tells us what NOT to expect: a market return in the average to above average range. This leaves three scenarios: way up, way down, or flat. As we see it, the only logical conclusion will be a flat year, as measured by the S&P 500. Here's why:

While another huge positive year is possible, our analysis forecasts this outcome is unlikely. Rarely does the fourth year of a president's term exceed the third year, and if it did this year, we would truly be in unprecedented territory.

Conversely, a disastrous year is equally unlikely. The current ultra-high P/E of the market tells us not to expect a big negative year. The US market has never crashed in an ultra-high P/E environment; such valuations indicate strong earnings ahead. History also shows that barring a depression or world war, the fourth year of a President's term is never negative. These factors combined with rapidly growing money supply and a strong economy do not foretell a bear market. Thus, we expect a flat return.

Our biggest concern looking forward is the technology bubble which has been building to monstrous proportions. It reminds us of the energy bubble of 1980, when the market was consumed by the unwavering belief the supply of oil was dangerously limited and oil prices would rise forever. In 2000, market participants are similarly unwavering in their belief that demand for technology is infinite and will be forever profitable. Energy stock prices began their collapse in 1981. We believe Technology stock prices will endure a similar fate sometime later this year, with Internet stocks leading the way down.

FOREIGN OVERVIEW

The strength of foreign markets continued in the latter part of 1999 and into early 2000. A revitalized Japan and a strengthening Europe propelled foreign returns ahead of domestic as measured both by indexes and our portfolios.

Within the Pure Foreign Fund, underweighting the UK and overweighting continental European countries such as France, the Netherlands, and Spain contributed to our significant outperformance of the MSCI EAFE benchmark. Our Telecommunications and Technology holdings provided much of the steam which drove the portfolio ahead, although breadth was good across the portfolio.

Our primary focus remains structuring our country weights advantageously versus the benchmark to avoid risk and capitalize on opportunity. Japan remained our largest foreign country weight, and during the period we increased our exposure to this still recovering market. This proved a wise decision, as Japan's stock market enjoyed the strongest returns of all major markets in 1999. Underpinning these results were two consecutive quarters of economic expansion, breaking a long string of contraction. While their recovery has been fragile, still requiring significant government reform and a return of consumer confidence, we are optimistic that Japan has finally rounded the corner to more prosperous times.

GLOBAL OVERVIEW

The Total Return Fund beat its MSCI World benchmark for the reporting period despite a weak relative US return. We were rewarded for our material foreign exposure (albeit less than our benchmark for most of the period) as most of our outperformance came from overseas holdings.

In recent months, we have made a dynamic shift from domestic to foreign overweighting in the Total Return Fund. The US stock market has been dominant for many years. We believe the time has come for foreign markets to outperform. The Total Return Fund is structured in what we believe to be the ideal balance of return and risk, the driver being that our foreign holdings will take a leadership role during periods when our domestic stocks lag.

CLOSING REMARKS

The world's major economies should continue to forge ahead. Despite rising interest rates, monetary conditions around the world are emphatically expansionary, and inflation remains in check for now. All in all, equities remain the asset class in which to be invested, and prudent global diversification within that asset class will be key to successful investing.

Expectations should be lower this year than in the recent past. We believe adherence to big cap domestic stocks, prudent country selection, and a cautious stance toward Technology will be central to outperforming the markets in the months ahead. Historically, the outperformance of small cap over their large cap counterparts is derived almost entirely from periods immediately following bear markets. Only during such a period do we envision changing our domestic strategy to favor companies with smaller capitalizations. Overseas, we continue to focus on continental Europe and Japan. The 1990s was undisputedly America's decade for stocks. The beginning of the 21st century could prove to be Europe's time to shine, and the Japanese equity market offers perhaps the best opportunity from a contrarian perspective. Lastly, we continue to resist getting caught up with the emotions driving the Tech bubble.

Thank you for your continued support.

Sincerely,

/s/ Kenneth L. Fisher

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments, Inc.

                           PURISIMA TOTAL RETURN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets       Value
-----------  -------------                           ----------    ------------
             AUTOMOBILE                                 7.1%
   24,316    DaimlerChrysler AG - ADR                              $  1,647,409
   28,720    Fiat SpA - ADR                                             883,140
   20,500    Toyota Motor Corp. - Unsponsored ADR                     1,666,906
   42,600    Volvo AB - ADR                                             995,775
                                                                   ------------
                                                                      5,193,230
                                                                   ------------
             BANKING                                    8.8%
   70,900    Banco Bilbao Vizcaya - ADR                               1,054,638
  100,000    Banco Santander Central - ADR                            1,050,000
   19,315    BankAmerica Corp.                                          889,697
  121,250    Bank of Tokyo - Mitsubishi - ADR                         1,500,469
   15,800    National Australia Bank, Ltd. - ADR                      1,045,763
   28,696    San Paolo - IMI SpA - ADR                                  903,924
                                                                   ------------
                                                                      6,444,491
                                                                   ------------
             CHEMICALS                                  1.0%
   20,000    Norsk Hydro A/S - ADR                                      747,500
                                                                   ------------
             COMMUNICATION EQUIPMENT                    7.7%
   31,500    Alcatel Alsthom - ADR                                    1,488,375
   12,500    Ericsson (LM) Telecommunications - ADR                   1,200,000
   21,000    Lucent Technologies, Inc.                                1,249,500
    8,400    Nokia Corp. - ADR                                        1,665,825
                                                                   ------------
                                                                      5,603,700
                                                                   ------------
             COMPUTER COMPONENTS & SOFTWARE             5.9%
   10,624    Cisco Systems, Inc.*                                     1,404,360
   11,500    Microsoft Corp.*                                         1,027,813
   16,500    NEC Corp. - ADR                                          1,862,438
                                                                   ------------
                                                                      4,294,611
                                                                   ------------
             COMPUTERS                                  1.4%
   10,100    IBM Corp.                                                1,030,200
                                                                   ------------

                           PURISIMA TOTAL RETURN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets       Value
-----------  -------------                           ----------    ------------
             CONSUMER PRODUCTS                          0.9%
   14,300    Coca-Cola Co.                                         $    692,656
                                                                   ------------
             DIVERSIFIED OPERATIONS                     1.6%
   20,500    Seagram Co., Ltd. - ADR                                  1,204,375
                                                                   ------------
             ELECTRICAL EQUIPMENT                       5.4%
    8,000    General Electric Co.                                     1,057,500
   11,350    Hitachi, Ltd - ADR                                       1,574,103
    6,750    Philips Electronics N.V. - ADR                           1,292,625
                                                                   ------------
                                                                      3,924,228
                                                                   ------------
             FINANCIAL SERVICES                         2.7%
   14,375    Citigroup Inc.                                             743,008
   23,800    ING Groep N.V. - ADR                                     1,227,188
                                                                   ------------
                                                                      1,970,196
                                                                   ------------
             FOOD                                       2.0%
   31,625    Unilever N.V. - ADR                                      1,438,938
                                                                   ------------
             HOUSEHOLD PRODUCTS                         1.0%
    8,200    Procter & Gamble Co.                                       721,600
                                                                   ------------
             HOUSEHOLD AUDIO & VIDEO EQUIPMENT          2.8%
    6,500    Sony Corp. - ADR                                         2,036,938
                                                                   ------------
             INSURANCE                                  3.8%
    8,096    American Int'l Group                                       715,990
   19,700    Axa SA - ADR                                             1,241,100
      560    Berkshire Hathaway, Inc. - Class B*                        806,400
                                                                   ------------
                                                                      2,763,490
                                                                   ------------
             MULTIMEDIA                                 1.9%
   10,000    AT&T Corp. - Liberty Media*                                522,500
    9,900    Time Warner, Inc.                                          846,450
                                                                   ------------
                                                                      1,368,950
                                                                   ------------

                           PURISIMA TOTAL RETURN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets       Value
-----------  -------------                           ----------    ------------
             OIL & GAS                                  5.0%
   15,500    Exxon Corp.                                           $  1,167,344
   22,000    Royal Dutch Petroleum - ADR                              1,155,000
   19,857    Total Fina SA - ADR                                      1,332,901
                                                                   ------------
                                                                      3,655,245
                                                                   ------------
             PHARMACEUTICALS                           12.6%
   27,500    Astrazeneca PLC - ADR                                      910,938
   23,976    Aventis - ADR                                            1,246,752
   15,300    Bristol-Myers Squibb Co.                                   869,231
   19,900    Glaxo Wellcome PLC - ADR                                   970,125
    9,900    Johnson & Johnson                                          710,325
   18,700    Lilly (Eli) & Co.                                        1,111,481
   14,400    Merck & Co., Inc.                                          886,500
   24,500    Pfizer, Inc.                                               787,063
    8,200    Schering-Plough Corp.                                      861,413
   10,000    Warner-Lambert Co.                                         855,625
                                                                   ------------
                                                                      9,209,453
                                                                   ------------
             PHOTOGRAPHY                                2.6%
   43,400    Fuji Photo Film - ADR                                    1,931,300
                                                                   ------------
             RADIO & TV BROADCASTING EQUIPMENT          2.5%
    6,200    Matsushita Electric Industrial Co.,
             Ltd. - ADR                                               1,822,413
                                                                   ------------
             RETAIL                                     2.8%
   19,900    Home Depot                                               1,150,469
   18,400    Wal-Mart Stores, Inc.                                      895,850
                                                                   ------------
                                                                      2,046,319
                                                                   ------------
             SEMI-CONDUCTORS                            1.8%
   11,500    Intel Corp.                                              1,299,500
                                                                   ------------

                           PURISIMA TOTAL RETURN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets       Value
-----------  -------------                           ----------    ------------
             TELECOMMUNICATIONS                         16.3%
   16,875    AT&T Corp.                                            $    834,258
   21,700    Bell Atlantic Corp.                                      1,061,944
   30,450    Bellsouth Corp.                                          1,240,838
    8,300    China Telecom - ADR*                                     1,542,763
   22,700    Deutsche Telekom - ADR                                   1,916,724
   18,400    MCI Worldcom, Inc.*                                        821,100
   85,000    Portugal Telecom SA - ADR                                1,221,875
   32,450    SBC Communications Inc.                                  1,233,100
   28,500    Tele Danmark A/S - ADR                                   1,177,406
   12,232    Telefonica De Espana - ADR                               1,060,362
                                                                   ------------
                                                                     12,110,370
                                                                   ------------
             TOBACCO PRODUCTS                            1.3%
   46,250    Philip Morris Cos., Inc.                                   927,891
                                                                   ------------
             TOTAL COMMON STOCKS                        98.9%
             (cost $62,382,465)                                      72,437,594
                                                                   ------------

Principal
 Amount
---------
              SHORT-TERM INVESTMENTS                      1.1%

              UMB Bank, N.A.
 $782,975       Money Market Fiduciary
                    (cost $782,975)                                     782,975
                                                                   ------------
              TOTAL INVESTMENTS                         100.0%       73,220,569
              (COST $63,165,440)

              OTHER ASSETS,
                  LESS LIABILITIES                        0.0%           16,814
                                                                   ------------
              NET ASSETS                                100.0%     $ 73,237,383
                                                                   ============

ADR - American depositary receipt.

* Non-income producing security.

See accompanying Notes to Financial Statements.

                           PURISIMA PURE AMERICAN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets        Value
-----------  -------------                           ----------     -----------
             AUTOMOBILES                                3.5%
    1,000    Ford Motor Co.                                         $    41,625
                                                                    -----------
             BANKING                                    3.3%
      850    BankAmerica Corp.                                           39,153
                                                                    -----------
             COMMUNICATION EQUIPMENT                    5.0%
    1,000    Lucent Technologies, Inc.                                   59,500
                                                                    -----------
             COMPUTER COMPONENTS & SOFTWARE             8.2%
      375    Cisco Systems, Inc.*                                        49,570
      550    Microsoft Corp.*                                            49,156
                                                                    -----------
                                                                         98,726
                                                                    -----------
             COMPUTERS                                  4.0%
      475    IBM Corp.                                                   48,450
                                                                    -----------
             CONSUMER PRODUCTS                          3.3%
      825    Coca-Cola Co.                                               39,961
                                                                    -----------
             ELECTRICAL EQUIPMENT                       4.4%
      400    General Electric Co.                                        52,875
                                                                    -----------
             FINANCIAL SERVICES                         3.2%
      750    Citigroup Inc.                                              38,766
                                                                    -----------
             HOUSEHOLD PRODUCTS                         3.1%
      425    Procter & Gamble Co.                                        37,400
                                                                    -----------
             INSURANCE                                  6.2%
      450    American Int'l Group                                        39,797
       24    Berkshire Hathaway, Inc. - Class B*                         34,560
                                                                    -----------
                                                                         74,357
                                                                    -----------
             OIL & GAS                                  4.4%
      700    Exxon Corp.                                                 52,719
                                                                    -----------

                           PURISIMA PURE AMERICAN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets        Value
-----------  -------------                           ----------     -----------
             PHARMACEUTICALS                           23.3%
      650    Bristol-Myers Squibb Co.                               $    36,928
      500    Johnson & Johnson                                           35,875
      750    Lilly (Eli) & Co.                                           44,578
      825    Merck & Co., Inc.                                           50,789
    1,150    Pfizer, Inc.                                                36,944
    1,025    Schering-Plough Corp.                                       35,747
      450    Warner-Lambert Co.                                          38,503
                                                                    -----------
                                                                        279,364
                                                                    -----------
             RETAIL                                     9.0%
      950    Home Depot                                                  54,922
    1,075    Wal-Mart Stores, Inc.                                       52,339
                                                                    -----------
                                                                        107,261
                                                                    -----------
             SEMI-CONDUCTORS                            4.5%
      475    Intel Corp.                                                 53,675
                                                                    -----------
             TELECOMMUNICATIONS                        16.8%
      825    AT&T Corp.                                                  40,786
      825    Bell Atlantic Corp.                                         40,373
    1,000    Bellsouth Corp.                                             40,751
      850    MCI Worldcom, Inc.*                                         37,931
    1,075    SBC Communications Inc.                                     40,850
                                                                    -----------
                                                                        200,691
                                                                    -----------
             TOBACCO PRODUCTS                           3.1%
    1,875    Philip Morris Cos., Inc.                                    37,617
                                                                    -----------
             TOTAL COMMON STOCKS                      105.3%
             (cost $1,326,467)                                        1,262,140
                                                                    -----------
             TOTAL INVESTMENTS                        105.3%          1,262,140
             (COST $1,326,467)

             LIABILITIES, LESS
                 OTHER ASSETS                          -5.3%            (64,074)
                                                                    -----------
             NET ASSETS                               100.0%        $ 1,198,066
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                           PURISIMA PURE FOREIGN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets        Value
-----------  -------------                           ----------     -----------
             AUSTRALIA                                  2.6%
      450    National Australia Bank, Ltd. - ADR                    $    29,784

             CANADA                                     2.5%
      500    Seagram Co., Ltd. - ADR                                     29,375

             CHINA                                      2.8%
      175    China Telecom - ADR*                                        32,528

             DENMARK                                    2.3%
      650    Tele Danmark A/S - ADR                                      26,853

             FINLAND                                    2.1%
      125    Nokia Corp. - ADR                                           24,789

             FRANCE                                    11.6%
      750    Alcatel Alsthom - ADR                                       35,438
      675    Aventis - ADR                                               35,100
      475    Axa SA - ADR                                                29,925
      497    Total Fina SA - ADR                                         33,361
                                                                    -----------
                                                                        133,824
                                                                    -----------
             GERMANY                                    7.9%
      700    DaimlerChrysler AG - ADR                                    47,425
      525    Deutsche Telekom - ADR                                      44,330
                                                                    -----------
                                                                         91,755
                                                                    -----------
             ITALY                                      4.5%
      700    Fiat SpA - ADR                                              21,525
      956    San Paolo - IMI SpA - ADR                                   30,114
                                                                    -----------
                                                                         51,639
                                                                    -----------
             JAPAN                                     28.1%
    3,675    Bank of Toyko - Mitsubishi - ADR                            45,478
      950    Fuji Photo Film - ADR                                       42,275
      300    Hitachi, Ltd. - ADR                                         41,606
      165    Matsushita Electric Industrial
               Co., Ltd. - ADR                                           48,500
      425    NEC Corp. - ADR                                             47,972
      175    Sony Corp. - ADR                                            54,841
      550    Toyota Motor Corp. - Unsponsored ADR                        44,722
                                                                    -----------
                                                                        325,394
                                                                    -----------
             NETHERLANDS                               11.7%
      675    ING Groep N.V. - ADR                                        34,805
      169    Philips Electronics N.V. - ADR                              32,364
      625    Royal Dutch Petroleum - ADR                                 32,813
      769    Unilever N.V. - ADR                                         34,990
                                                                    -----------
                                                                        134,972
                                                                    -----------

                           PURISIMA PURE FOREIGN FUND

                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                        % of
# of Shares  Common Stocks                           Net Assets        Value
-----------  -------------                           ----------     -----------
             NORWAY                                     2.2%
      675    Norsk Hydro A/S - ADR                                  $    25,228

             PORTUGAL                                   2.1%
    1,700    Portugal Telecom SA - ADR                                   24,438

             SPAIN                                      8.1%
    2,000    Banco Bilbao Vizcaya - ADR                                  29,751
    2,475    Banco Santander Central - ADR                               25,988
      430    Telefonica De Espana - ADR                                  37,276
                                                                    -----------
                                                                         93,015
                                                                    -----------
             SWEDEN                                     5.0%
      300    Ericsson (LM) Telecommunications - ADR                      28,800
    1,200    Volvo AB - ADR                                              28,050
                                                                    -----------
                                                                         56,850
                                                                    -----------
             UNITED KINGDOM                             4.9%
      800    Astrazaneca PLC - ADR                                       26,500
      625    Glaxo Wellcome PLC - ADR                                    30,465
                                                                    -----------
                                                                         56,965
                                                                    -----------
             TOTAL COMMON STOCKS                       98.4%          1,137,409
                                                                    -----------
             (cost $1,002,172)

Principal
  Value
---------
             SHORT-TERM INVESTMENTS                     1.7%
  $21,085    UMB Bank, N.A. Money Market Fiduciary                       21,085
                                                                    -----------
             (cost $21,085)

             TOTAL INVESTMENTS                        100.1%          1,158,494
                                                                    -----------
             (COST $1,023,257)

             LIABILITIES, LESS                         -0.1%
               OTHER ASSETS                                              (1,442)
                                                                    -----------

             NET ASSETS                               100.0%        $ 1,157,052
                                                                    ===========

----------
ADR - American depositary receipt.
* Non-income producing security.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                        Total           Pure            Pure
                                     Return Fund    American Fund   Foreign Fund
                                     ------------    -----------    ------------
ASSETS:
Investments at value                 $ 73,220,569    $ 1,262,140    $ 1,158,494
 (cost of $63,165,440,
 $1,326,467, $1,023,257)
Dividends and interest receivable          29,788          1,615            316
Deferred organizational costs, net         44,403             --             --
Other assets                               49,095          1,301            149
                                     ------------    -----------    -----------
Total Assets                           73,343,855      1,265,056      1,158,959
                                     ------------    -----------    -----------

LIABILITIES:
Cash overdraft                                 --         62,771             --
Payable for Fund shares redeemed            8,796             --             --
Payable to adviser (Notes 2 and 4)         60,938          4,219          1,907
Accrued expenses                           36,738             --             --
                                     ------------    -----------    -----------
Total Liabilities                         106,472         66,990          1,907
                                     ------------    -----------    -----------

NET ASSETS                           $ 73,237,383    $ 1,198,066    $ 1,157,052
                                     ============    ===========    ===========

COMPOSITION OF NET ASSETS
Capital stock                        $ 59,493,552    $ 1,214,544    $ 1,010,253
Accumulated net investment loss          (206,403)        (4,253)        (2,391)
Accumulated net realized gain
  on investments                        3,895,105         52,102         13,953
Net unrealized appreciation
  (depreciation) on investments        10,055,129        (64,327)       135,237
                                     ------------    -----------    -----------

NET ASSETS                           $ 73,237,383    $ 1,198,066    $ 1,157,052
                                     ============    ===========    ===========

Number of shares issued and
  outstanding ($0.01 par value
  unlimited shares authorized)          3,826,606         97,145         70,702
                                     ============    ===========    ===========

NET ASSET VALUE PER SHARE            $      19.14    $     12.33    $     16.37
                                     ============    ===========    ===========

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                   Total            Pure             Pure
                                                Return Fund     American Fund    Foreign Fund
                                                -----------     -------------    ------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes witheld       $   294,275       $   9,998       $   1,296
     of $1,135, $0, and $17, respectively)
  Interest                                           16,144             345             655
                                                -----------       ---------       ---------
     Total income                                   310,419          10,343           1,951
                                                -----------       ---------       ---------

EXPENSES:
  Investment advisory                               317,761          12,489           4,339
  Distribution                                       79,440              --              --
  Administration                                     31,776              --              --
  Federal and state registration                     18,189              --              --
  Amortization of organizational costs               14,456              --              --
  Fund accounting                                    14,953              --              --
  Auditing & tax                                      8,187              --              --
  Transfer agent                                     14,628              --              --
  Legal                                               8,013              --              --
  Custody                                             3,810              --              --
  Printing                                            3,894              --              --
  Insurance                                           3,821              --              --
  Trustees                                            1,138              --              --
  Other                                               5,128              --              --
                                                -----------       ---------       ---------
Total expenses                                      525,194          12,489           4,339
Less: fee waivers (Note 4)                          (48,529)             --              --
                                                -----------       ---------       ---------

Net expenses                                        476,665          12,489           4,339
                                                -----------       ---------       ---------

Net investment loss                                (166,246)         (2,146)         (2,388)
                                                -----------       ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments                  4,039,609          50,026          39,517
Net change unrealized appreciation
 (depreciation) on investments                    1,615,208        (131,282)         96,896
                                                -----------       ---------       ---------
NET IN GAIN (LOSS) ON INVESTMENTS                 5,654,817         (81,256)        136,413
                                                -----------       ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       $ 5,488,571       ($ 83,402)      $ 134,025
                                                ===========       =========       =========

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
                                TOTAL RETURN FUND

                                                  For The Six        For The
                                                  Months Ended      Year Ended
INCREASE IN NET ASSETS FROM:                        2/29/00*         8/31/99
                                                  ------------     ------------
OPERATIONS
  Net investment loss                             $   (166,246)    $     (1,500)
  Net realized gain (loss)
    on investments                                   4,039,609          (48,382)
  Net change in unrealized
    appreciation on investments                      1,615,208       10,181,524
                                                  ------------     ------------
  Increase in net assets
    resulting from operations                        5,488,571       10,131,642
                                                  ------------     ------------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                           (56,328)          (7,442)
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                         19,773,553       28,558,152
  Proceeds from shares issued
    on reinvestment of distribution                     56,228            7,421
  Cost of shares redeemed                           (5,224,137)      (6,969,246)
                                                  ------------     ------------
  NET INCREASE FROM CAPITAL SHARE TRANSACTIONS      14,605,644       21,596,327
                                                  ------------     ------------

NET INCREASE IN NET ASSETS                          20,037,887       31,720,527

NET ASSETS
Beginning of year                                   53,199,496       21,478,969
                                                  ------------     ------------
End of period (including accumulated net
  investment income (loss) of
  ($206,403) and $16,171, respectively)           $ 73,237,383     $ 53,199,496
                                                  ============     ============

CHANGES IN  CAPITAL SHARES
Shares sold                                          1,053,084        1,750,545
Shares issued on reinvestment of distribution            2,933              464
Shares redeemed                                       (276,049)        (426,832)
                                                  ------------     ------------
NET INCREASE                                           779,968        1,324,177
                                                  ============     ============

----------
* Unaudited.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
                               PURE AMERICAN FUND

                                                 For The Six        9/29/98+
                                                 Months Ended       Through
INCREASE IN NET ASSETS FROM:                       2/29/00*         8/31/99
                                                 -----------      -----------
OPERATIONS
  Net investment loss                            $    (2,146)     $    (2,107)
  Net realized gain on investments                    50,026            2,444
  Net change in unrealized appreciation
    (depreciation) on investments                   (131,282)          66,955
                                                 -----------      -----------
  Increase (decrease) in net assets
    resulting from operations                        (83,402)          67,292
                                                 -----------      -----------

DISTRIBUTION TO SHAREHOLDERS
  From net realized gain                                (368)              --
                                                 -----------      -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                          347,232        1,506,919
  Proceeds from shares issued on
    reinvestment of distribution                         368
  Cost of shares redeemed                           (568,204)        (171,771)
                                                 -----------      -----------
  NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS                      (220,604)       1,335,148
                                                 -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS               (304,374)       1,402,440

NET ASSETS
Beginning of period                                1,502,440          100,000
                                                 -----------      -----------
End of period (including accumulated net
  investment loss of $4,253 and
  $2,107, respectively.)                         $ 1,198,066      $ 1,502,440
                                                 ===========      ===========

CHANGES IN CAPITAL SHARES
Shares sold                                           25,990          119,426
Shares issued on reinvestment
  of distributions                                        26               --
Shares redeemed                                      (44,472)         (13,825)
                                                 -----------      -----------
NET INCREASE                                         (18,456)         105,601
                                                 ===========      ===========

----------
+ Commencement of Operations.
* Unaudited.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
                                PURE FOREIGN FUND

                                                      For The Six      9/29/98+
                                                      Months Ended     Through
INCREASE IN NET ASSETS FROM:                            2/29/00*       8/31/99
                                                      -----------     ---------
OPERATIONS
  Net investment income (loss)                        $    (2,388)    $     884
  Net realized gain on investments                         39,517         1,467
  Net change in unrealized
    appreciation on investments                            96,896        38,341
                                                      -----------     ---------
  Increase in net assets resulting
    from operations                                       134,025        40,692
                                                      -----------     ---------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                 (887)           --
  From net realized gain                                  (27,031)           --
                                                      -----------     ---------
  TOTAL DISTRIBUTIONS                                     (27,918)           --
                                                      -----------     ---------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                               877,892       250,395
  Proceeds from shares issued on
    reinvestment of distributions                          27,103
  Cost of shares redeemed                                (144,867)      (10,270)
                                                      -----------     ---------
  NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS                                    760,128       240,125
                                                      -----------     ---------
NET INCREASE IN NET ASSETS                                866,235       280,817

NET ASSETS
Beginning of period                                       290,817        10,000
                                                      -----------     ---------
End of period (including accumulated
  net investment income (loss) of
  ($2,391) and $884, respectively.)                   $ 1,157,052     $ 290,817
                                                      ===========     =========

CHANGES IN CAPITAL SHARES
Shares sold                                                57,516        21,425
Shares issued on reinvestment of distributions              1,848            --
Shares redeemed                                           (10,175)         (912)
                                                      -----------     ---------
NET INCREASE                                               49,189        20,513
                                                      ===========     =========

----------
+ Commencement of Operations.
* Unaudited.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                            Total Return Fund
                                         ----------------------------------------------------------
                                        For The Six       For The         For The      From 10/28/96+
                                        Months Ended     Year Ended      Year Ended       Through
                                         2/29/00++        8/31/99          8/31/98        8/31/97
                                         ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD     $    17.46      $    12.47      $    11.87      $    10.00
                                         ----------      ----------      ----------      ----------

Income from investment operations
  Net investment income (loss)                (0.04)          (0.01)           0.02            0.02
  Net realized and unrealized
    gains on investments                       1.74            5.00            0.60            1.85
                                         ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS               1.70            4.99            0.62            1.87
                                         ----------      ----------      ----------      ----------
Less distributions:
  From net investment income                  (0.02)             --           (0.02)             --
                                         ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD           $    19.14      $    17.46      $    12.47      $    11.87
                                         ==========      ==========      ==========      ==========

Total return                                   9.71%**        40.05%           5.26%          18.70%**

Net assets at end of period
  (in thousands)                         $   73,237      $   53,199      $   21,479      $    4,236

Ratio of expenses to average
  net assets:
Before fee waivers                             1.65%*          1.82%           2.71%          20.97%*
After fee waivers                              1.50%*          1.50%           1.50%           1.50%*

Ratio of net investment income
  (loss) to average net asset                 (0.52%)*         0.00%           0.28%           0.56%*

Portfolio turnover rate                       29.53%**        12.72%          15.89%           1.35%**

----------
*   Annualized.
**  Not Annualized.
+   Commencement of Operations.
++  Unaudited.
#   Net of Fee Waivers.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                           Pure American Fund             Pure Foreign Fund
                                       --------------------------    ---------------------------
                                       For The Six   From 9/29/98+   For The Six    From 9/29/98+
                                       Months Ended     Through      Months Ended     Through
                                        2/29/00++       8/31/99       2/29/00++       8/31/99
                                        ----------    ----------     ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD    $   13.00      $   10.00      $   13.52      $   10.00
                                        ---------      ---------      ---------      ---------

Income from investment operations
  Net investment income (loss)              (0.03)         (0.02)         (0.05)          0.04
  Net realized and unrealized
    gains on investments                    (0.64)          3.02           3.73           3.48
                                        ---------      ---------      ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS            (0.67)          3.00           3.68           3.52
                                        ---------      ---------      ---------      ---------

Less distributions:
     From net investment income                --             --          (0.03)            --
     From net realized gain                    --             --          (0.80)            --
                                        ---------      ---------      ---------      ---------
TOTAL DISTRIBUTIONS                            --             --          (0.83)            --
                                        ---------      ---------      ---------      ---------

NET ASSET VALUE, END OF PERIOD          $   12.33      $   13.00      $   16.37      $   13.52
                                        =========      =========      =========      =========

Total return**                              (5.13%)        30.00%         27.88%         35.20%

Net assets at end of period
  (in thousands)                        $   1,198      $   1,502      $   1,157      $     291

Ratio of expenses to average
  net assets:
Before fee waivers*                          1.50%          1.50%          1.50%          1.50%
After fee waivers*                            n/a            n/a            n/a            n/a

Ratio of net investment income
  (loss) to average net asset               (0.26%)        (0.34%)        (0.82%)         0.65%

Portfolio turnover rate**                   27.47%         29.73%         35.30%          7.19%

----------
*   Annualized.
**  Not Annualized.
+   Commencement of Operations.
++  Unaudited.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

(1)  ORGANIZATION

     The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

     The investment objectives of the Funds are as follows:

     The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

     The Pure American Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

     The Pure Foreign Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a)  SECURITIES VALUATION

          Securities traded on an exchange or Nasdaq are valued at the last sale price as of the close of trading on the last business day of the reporting period. Securities for which there were no such transactions, or in the case of other over-the-counter securities, the closing bid price is used. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees or their designee. Short-term investments are valued at cost which, when combined with accrued interest, approximates market value.

     (b)  ORGANIZATIONAL COSTS

          Costs incurred by the Total Return Fund in connection with its organization, registration and the initial public offering of shares totaling $133,629 have been deferred and are being amortized over 5 years. If any of the original shares of the Total Return Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption. The Adviser, on behalf of the Total Return Fund, paid the organizational costs discussed above.

     (c)  FEDERAL INCOME AND EXCISE TAXES

          The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required. As of February 29, 2000, the Total Return Fund had available for federal income tax purposes a capital loss carryover of $91,409 which begins to expire in 2005.

     (d)  DISTRIBUTIONS TO SHAREHOLDERS

          Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

     (e)  OTHER

          Security transactions are accounted for on their trade date. The cost of securities sold is determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  NON-U.S. INVESTMENT RISK

     Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

(4)  INVESTMENT ADVISER

     The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive its fees such that Fund expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) do not exceed the expense limitation of 1.50% of the Fund's average daily net assets. The Adviser's waivers totaled $48,529 for the six months ended February 29, 2000.

     Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

     The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds that exceed the annual rate of 1.50%.

     The Trust, on behalf of the Funds, entered into an Administration Agreement with Investment Company Administration, L.L.C. (the "Administrator"). Under its terms, the Funds pay a fee, payable monthly on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

(5)  SERVICE AND DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

(6)  SECURITY TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended February 29, 2000 is as follows:

     Fund                               Purchases                       Sales
     ----                              -----------                   -----------
     Total Return                      $32,709,166                   $18,994,460
     Pure American                         448,950                       599,561
     Pure Foreign                          936,502                       224,995

     At February 29, 2000, the Funds' gross unrealized appreciation and depreciation on investments based on their basis for federal income tax purposes is as follows:

                                                                          Net Unrealized
                                   Gross Unrealized    Gross Unrealized    Appreciation
     Fund               Basis        Appreciation        Depreciation     (Depreciation)
     ----            -----------     -------------       ------------     --------------
     Total Return    $63,165,440      $14,884,485        $(4,829,356)       $10,055,129
     Pure American     1,326,467          108,634           (172,961)           (64,327)
     Pure Foreign      1,023,257          176,137            (40,900)           135,237

                                 PURISIMA FUNDS

                         CHANGE IN CERTIFYING ACCOUNTANT


PricewaterhouseCoopers LLP were previously the principal accountants for the Purisima Funds. The decision to change accountants was resolved by the board of trustees in the meeting on January 20, 2000 and Tait, Weller & Baker were appointed principal accountants.

PricewaterhouseCoopers LLP had served as principal accountants for each of the two years in the period ended August 31, 1999. The audit report of PricewaterhouseCoopers LLP on the financial statements of the Purisima Funds for each of the two years in the period ended August 31, 1999 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified of modified as to uncertainty, audit scope, or accounting principles. In connection with the audits of each of the two years in the period ended August 31, 1999 and the subsequent interim period through January 20, 2000, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

The Purisima Funds represent that it had not consulted with Tait, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed: or the type audit opinion that might be rendered on the Purisima Funds' financial statements.